Note 34 - Income Taxes - Major Components of Gross Deferred Income Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets pre-offsetting [Member] | Other deferred tax assets [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Unused tax losses	€ 3,946	€ 1,653
Unused tax credits	2	2
Deferred tax assets pre-offsetting [Member] | Deductable temporary differences [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Trading activities, including derivatives	5,819	1,869
Employee benefits, including equity settled share based payments	1,653	2,533
Accrued interest expense	1,367	1,428
Loans and borrowings, including allowance for loans	791	892
Leases	865	857
Intangible assets	43	52
Fair value OCI (IFRS 9)	387	53
Other assets	630	515
Other provisions	81	110
Other liabilities	1	10
Deferred tax assets pre-offsetting [Member] | NA [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets/ liabilities pre offsetting	15,585	9,974
Deferred tax liabilities pre-offsetting [Member] | Taxable temporary differences [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Trading activities, including derivatives	6,164	1,770
Employee benefits, including equity settled share based payments	245	296
Loans and borrowings, including allowance for loans	549	538
Leases	780	774
Intangible assets	594	501
Fair value OCI (IFRS 9)	70	76
Other assets	371	214
Other provisions	85	82
Other liabilities	40	41
Deferred tax liabilities pre-offsetting [Member] | NA [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets/ liabilities pre offsetting	€ 8,898	€ 4,292